Concentrations of Risk	6 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Concentrations of risk

Note 14 – Concentrations of risk

Credit Risk

The Company is exposed to credit risk from its cash in banks and advances on performance obligations.

As of December 31, 2021 and June 30, 2021, approximately $7.2 million and $0 was deposit with a bank located in the US or Hong Kong subject to credit risk. In the US, the insurance coverage of each bank is USD $250,000. In Hong Kong, the insurance coverage of each bank is HKD 500,000 (approximately $64,000).

Prepayments and advances are subject to credit evaluation. An allowance will be made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.

Vendor Concentration Risk

For the six months ended December 31, 2021, one vendor accounted for 97% of the Company’s total purchases. For the six months ended December 31, 2020, three vendors accounted for 52%, 21% and 12% of the Company’s total purchases.